UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

CONSUMER DISCRETIONARY 13.6%
Diversified Consumer Services 0.8%
1,400	Capella Education Co.(a)	$77,462
24,200	Pre-Paid Legal Services, Inc.(a)(b)	813,604
11,500	Universal Technical Institute, Inc.(a)	201,595
1,800	Weight Watchers International, Inc.	41,058

		1,133,719

Hotels, Restaurants & Leisure 4.1%
1,400	Buffalo Wild Wings, Inc.(a)(b)	31,444
98,700	California Pizza Kitchen, Inc.(a)(b)	1,022,532
29,450	CEC Entertainment, Inc.(a)	687,363
10,700	Cracker Barrel Old Country Store, Inc.	187,999
20,200	Jack in the Box, Inc.(a)	456,318
22,200	Landry’s Restaurants, Inc.(b)	143,412
19,000	P.F. Chang’s China Bistro, Inc.(a)(b)	336,870
35,300	Panera Bread Co. (Class A)(a)(b)	1,658,394
6,800	Papa John’s International, Inc.(a)	129,268
3,100	Peet’s Coffee & Tea, Inc.(a)	62,992
13,400	Pinnacle Entertainment, Inc.(a)	90,852
25,300	Ruby Tuesday, Inc.(a)	31,372
56,600	WMS Industries, Inc.(a)(b)	1,257,652

		6,096,468

Household Durables 0.5%
43,700	Jarden Corp.(a)(b)	455,791
10,400	Leggett & Platt, Inc.	129,896
1,700	National Presto Industries, Inc.	114,138
4,800	Skyline Corp.	96,384

		796,209

Internet & Catalog Retail 1.0%
4,500	Blue Nile, Inc.(a)(b)	90,990
16,300	NutriSystem, Inc.(b)	210,107
63,400	PetMed Express, Inc.(a)(b)	915,496
36,000	Stamps.com, Inc.(a)(b)	294,480

		1,511,073

Leisure Equipment & Products 1.6%
67,100	Jakks Pacific, Inc.(a)	1,230,614
11,100	Nautilus, Inc.(a)	15,429
39,300	Polaris Industries, Inc.	835,911
18,400	RC2 Corp.(a)	106,904
17,900	Sturm, Ruger & Co., Inc.(a)	118,319

		2,307,177

Media 0.1%
14,200	E.W. Scripps Co. (The) (Class A)	22,862
4,500	Gannett Co., Inc.(b)	25,965
10,900	Live Nation, Inc.(a)(b)	57,007

		105,834

Multi-line Retail
5,600	Fred’s, Inc. (Class A)	57,456

Specialty Retail 4.3%
11,400	Aeropostale, Inc.(a)(b)	240,654
26,400	Brown Shoe Co., Inc.	123,816
50,700	Buckle, Inc. (The)(b)	1,072,305
22,900	Cabela’s, Inc.(a)(b)	128,469
9,400	Cato Corp. (The) (Class A)	124,362
67,900	Charlotte Russe Holdings, Inc.(a)	349,685
42,000	Children’s Place Retail Stores, Inc. (The)(a)(b)	790,020
15,800	Dress Barn, Inc.(a)(b)	136,196
52,300	Genesco, Inc.(a)	805,420
25,200	Gymboree Corp.(a)	617,400
3,900	Jos. A. Bank Clothiers, Inc.(a)(b)	107,094
54,800	OfficeMax, Inc.	301,948
21,300	PEP Boys-Manny Moe & Jack	61,557
4,100	Sonic Automotive, Inc. (Class A)	8,323
12,000	Stein Mart, Inc.	14,040
41,800	Tractor Supply Co.(a)(b)	1,409,078
12,500	Tween Brands, Inc.(a)	33,625

		6,323,992

Textiles, Apparel & Luxury Goods 1.2%
57,900	Carter’s, Inc.(a)(b)	983,721
47,900	Liz Claiborne, Inc.	105,380
8,400	Oxford Industries, Inc.	55,944
9,900	Perry Ellis International, Inc.(a)(b)	38,016
28,100	Quiksilver, Inc.(a)	59,010
8,800	Unifirst Corp.	230,912
19,100	Wolverine World Wide, Inc.	346,474

		1,819,457

CONSUMER STAPLES 3.0%
Beverages 0.1%
6,300	PepsiAmericas, Inc.	101,619

Food & Staples Retailing 1.9%
13,800	Andersons, Inc. (The)	226,182
49,900	Casey’s General Stores, Inc.	1,060,375
1,900	Great Atlantic & Pacific Tea Co., Inc. (The)(a)	13,528
25,500	Nash Finch Co.	1,097,265
9,100	Pantry, Inc. (The)(a)	151,333
14,700	Spartan Stores, Inc.	273,126

		2,821,809

Food Products 0.9%
5,500	Cal-Maine Foods, Inc.(b)	148,940
51,500	Darling International, Inc.(a)	236,385
3,900	Flowers Foods, Inc.	83,811
5,700	Fresh Del Monte Produce, Inc. (Cayman Islands)	37,962
19,600	Sanderson Farms, Inc.	709,128
10,800	Smart Balance, Inc.(a)	78,516
2,100	TreeHouse Foods, Inc.(a)(b)	55,419

		1,350,161

Household Products 0.1%
7,400	WD-40 Co.	185,518

ENERGY 4.0%
Energy Equipment & Services 2.0%
8,400	Atwood Oceanics, Inc.(a)(b)	139,860
6,300	Bristow Group, Inc.(a)	152,397
24,300	Gulf Island Fabrication, Inc.(b)	305,937
11,700	Matrix Service Co.(a)	61,893
30,100	Oil States International, Inc.(a)(b)	551,131
8,100	Pioneer Drilling Co.(a)	40,257
25,200	SEACOR Holdings, Inc.(a)(b)	1,639,008
10,800	TETRA Technologies, Inc.(a)	56,052

		2,946,535

Oil, Gas & Consumable Fuels 2.0%
14,800	Berry Petroleum Co. (Class A)	108,928
53,900	Holly Corp.	1,259,643
23,925	Southern Union Co.	308,393
23,700	Swift Energy Co.(a)	363,084
15,500	Western Refining, Inc.(b)	180,730
21,100	World Fuel Services Corp.(b)	712,547

		2,933,325

FINANCIAL 17.6%
Capital Markets 1.4%
28,200	Ameriprise Financial, Inc.(b)	568,230
20,500	Apollo Investment Corp.	134,275
3,900	Hercules Technology Growth Capital, Inc.	25,467
18,100	Investment Technology Group, Inc.(a)	392,408
54,300	LaBranche & Co., Inc.(a)	372,498
5,700	NGP Capital Resources Co.	48,108
33,600	OptionsXpress Holdings, Inc.	365,904
3,300	Prospect Capital Corp.	35,739
5,500	SWS Group, Inc.	80,575
4,700	TradeStation Group, Inc.(a)	25,897

		2,049,101

Commercial Banks 6.4%
1,300	Bank Of Hawaii Corp.	46,631
32,200	Boston Private Financial Holdings, Inc.	151,662
89,600	Central Pacific Financial Corp.	603,008
1,100	City Holding Co.	28,281
4,700	Columbia Banking Systems, Inc.	41,830
14,400	Community Bank System, Inc.	258,480
38,600	First Bancorp (Puerto Rico)(b)	274,446
83,050	First Midwest Bancorp, Inc.	830,500
23,800	Frontier Financial Corp.(b)	42,126
32,400	Glacier Bancorp, Inc.	497,340
67,300	Huntington Bancshares, Inc.(b)	193,824
9,200	Independent Bank Corp.	14,628
105,000	National Penn Bancshares, Inc.	1,016,400
5,100	Old National Bancorp(b)	64,923
50,700	Oriental Financial Group, Inc. (Puerto Rico)	256,035
25,800	Pacific Capital Bancorp	273,738
37,200	Prosperity Bancshares, Inc.	1,006,260
16,900	Provident Bankshares Corp.	108,498
35,400	South Financial Group, Inc. (The)(b)	66,552
4,000	Sterling Bancorp	44,080
55,200	Sterling Bancshares, Inc.	306,912
40,200	Sterling Financial Corp.(b)	74,370
109,100	Susquehanna Bancshares, Inc.	1,200,100
600	Tompkins Trustco, Inc.	30,090
6,600	UMB Financial Corp.	255,684
22,100	United Bankshares, Inc.(b)	463,879
6,600	Webster Financial Corp.	27,588
82,300	Whitney Holding Corp.(b)	1,069,077
23,900	Wilshire Bancorp, Inc.	163,954
2,100	Wintrust Financial Corp.	28,077

		9,438,973

Consumer Finance 0.7%
23,100	Cash America International, Inc.	422,268
9,100	First Cash Financial Services, Inc.(a)	153,062
22,500	World Acceptance Corp.(a)(b)	430,875

		1,006,205

Diversified Financial Services 0.3%
23,150	Financial Federal Corp.	502,818

Insurance 2.6%
20,700	American Financial Group, Inc.	351,486
1,200	Assurant, Inc.(b)	31,680
10,500	AXIS Capital Holdings Ltd. (Bermuda)	254,730
78,700	Delphi Financial Group, Inc. (Class A)	1,193,879
3,000	MBIA, Inc.(b)	11,580
14,900	National Financial Partners Corp.	38,293
2,300	Navigators Group, Inc.(a)	118,082
27,200	Presidential Life Corp.	263,024
1,500	ProAssurance Corp.(a)	70,890
1,300	RLI Corp.	73,437
5,900	Safety Insurance Group, Inc.(b)	206,618
20,800	Selective Insurance Group, Inc.	319,280

8,000	Stewart Information Services Corp.	118,720
15,400	Tower Group, Inc.(b)	386,078
3,500	United America Indemnity Ltd. (Cayman Islands)(a)	37,030
10,800	Zenith National Insurance Corp.	302,832

		3,777,639

Real Estate Investment Trusts 5.5%
79,500	BioMed Realty Trust, Inc.(b)	877,680
10,900	Brandywine Realty Trust	65,073
22,900	CBL & Associates Properties, Inc.(b)	93,203
53,700	Cedar Shopping Centers, Inc.	329,181
144,800	Colonial Properties Trust(b)	1,064,280
44,200	DiamondRock Hospitality Co.	181,220
27,800	Entertainment Properties Trust	629,670
53,100	Extra Space Storage, Inc.	430,641
21,900	First Industrial Realty Trust, Inc.(b)	119,136
70,100	Inland Real Estate Corp.	691,887
105,100	LaSalle Hotel Properties(b)	875,483
15,600	Lexington Realty Trust	69,108
1,300	Mack-Cali Realty Corp.	26,416
44,300	Medical Properties Trust, Inc.(b)	201,565
11,700	Mid-America Apartment Communities, Inc.	345,618
38,300	Parkway Properties, Inc.	571,436
88,600	Pennsylvania Real Estate Investment Trust(b)	392,498
10,900	Post Properties, Inc.	142,681
10,300	PS Business Parks, Inc.	441,870
12,500	Ramco-Gershenson Properties Trust	61,500
2,300	Senior Housing Properties Trust	37,214
5,800	SL Green Realty Corp.	91,118
12,200	Sovran Self Storage, Inc.	317,200
837	Sunstone Hotel Investors, Inc.(b)	3,607

		8,059,285

Real Estate Management & Development 0.4%
6,000	Forest City Enterprises, Inc. (Class A)	40,560
55,200	Forestar Real Estate Group, Inc.(a)(b)	615,480

		656,040

Thrifts & Mortgage Finance 0.3%
19,700	Dime Community Bancshares	197,985
29,800	Trustco Bank Corp.	199,660

		397,645

HEALTHCARE 15.4%
Biotechnology 1.7%
50,300	Cubist Pharmaceuticals, Inc.(a)(b)	1,076,923
4,800	Emergent Biosolutions, Inc.(a)	105,264
8,200	Enzon, Inc.(a)(b)	53,382
47,600	Martek Biosciences Corp.(b)	1,259,020

		2,494,589

Healthcare Equipment & Supplies 6.0%
88,300	American Medical Systems Holdings, Inc.(a)	944,810
8,600	CONMED Corp.(a)	134,590
46,500	CryoLife, Inc.(a)(b)	383,160
22,600	Cyberonics, Inc.(a)	347,814
8,800	Greatbatch, Inc.(a)	205,040
24,200	Haemonetics Corp.(a)(b)	1,431,430
9,900	ICU Medical, Inc.(a)	302,049
68,600	Immucor, Inc.(a)(b)	1,900,906
61,100	Invacare Corp.(b)	1,164,566
14,900	Kensey Nash Corp.(a)	307,983
72,500	Merit Medical Systems, Inc.(a)	1,115,775
20,100	West Pharmaceutical Services, Inc.	667,722

		8,905,845

Healthcare Providers & Services 5.6%
28,900	AMERIGROUP Corp.(a)(b)	808,333
65,100	AMN Healthcare Services, Inc.(a)	442,680
10,000	AmSurg Corp.(a)	195,900
30,100	Centene Corp.(a)	533,673
34,900	Chemed Corp.	1,400,537
21,700	Coventry Health Care, Inc.(a)	328,321
32,900	Gentiva Health Services, Inc.(a)	831,712
16,000	Healthspring, Inc.(a)	278,720
23,100	LHC Group, Inc.(a)(b)	614,691
4,900	Medcath Corp.(a)	30,821
20,500	Mednax, Inc.(a)(b)	688,185
8,900	Molina Healthcare, Inc.(a)	156,106
22,700	Owens & Minor, Inc.	902,779
33,900	PharMerica Corp.(a)	557,316
2,900	RehabCare Group, Inc.(a)	40,455
30,600	Res-Care, Inc.(a)	414,630

		8,224,859

Healthcare Technology 0.2%
44,000	Omnicell, Inc.(a)	343,640

Life Sciences, Tools & Services 0.5%
13,500	Dionex Corp.(a)	683,640

Pharmaceuticals 1.4%
20,200	Noven Pharmaceuticals, Inc.(a)	200,586
20,300	Par Pharmaceutical Cos, Inc.(a)	249,893
108,900	Viropharma, Inc.(a)(b)	1,306,800
22,800	Warner Chilcott Ltd. (Class A) (Bermuda)(a)	313,500

		2,070,779

INDUSTRIALS 19.0%
Aerospace & Defense 2.9%
1,700	Applied Signal Technology, Inc.	29,818
3,000	Axsys Technologies, Inc.(a)	128,100
17,100	Ceradyne, Inc.(a)	390,222
4,900	Cubic Corp.	133,084

7,900	Curtiss-Wright Corp.	255,170
11,700	Esterline Technologies Corp.(a)	422,253
14,000	GenCorp, Inc.(a)	40,600
5,200	Ladish Co., Inc.(a)	59,124
23,700	Orbital Sciences Corp.(a)(b)	397,449
38,500	Teledyne Technologies, Inc.(a)	1,072,995
29,100	Triumph Group, Inc.	1,317,648

		4,246,463

Air Freight & Logistics 0.8%
50,900	HUB Group, Inc. (Class A)(a)	1,155,430

Airlines 0.6%
22,800	Allegiant Travel Co.(a)(b)	815,328
8,800	SkyWest, Inc.	137,720

		953,048

Building Products 1.6%
6,200	Apogee Enterprises, Inc.	63,550
65,200	Gibraltar Industries, Inc.	666,996
12,700	Griffon Corp.(a)	126,365
30,400	Lennox International, Inc.(b)	854,544
59,200	NCI Building Systems, Inc.(a)(b)	686,128

		2,397,583

Commercial Services & Supplies 1.6%
4,700	ABM Industries, Inc.	69,795
13,864	Bowne & Co., Inc.	38,820
15,800	Consolidated Graphics, Inc.(a)	254,538
31,400	Deluxe Corp.	362,042
10,700	G & K Services, Inc. (Class A)	197,415
16,300	GEO Group, Inc. (The)(a)	241,240
13,200	Interface, Inc. (Class A)	53,856
37,700	Sykes Enterprises, Inc.(a)(b)	629,967
9,100	United Stationers, Inc.(a)	254,891
10,500	Viad Corp.	233,415

		2,335,979

Construction & Engineering 1.5%
79,900	EMCOR Group, Inc.(a)	1,645,141
26,700	Insituform Technologies, Inc. (Class A)(a)	500,892

		2,146,033

Electrical Equipment 2.5%
900	A.O. Smith Corp.	24,732
38,800	Acuity Brands, Inc.(b)	1,042,556
18,700	Baldor Electric Co.	261,987
37,600	Belden, Inc.	491,056
22,300	Brady Corp. (Class A)	466,516
4,000	Energy Conversion Devices, Inc.(a)(b)	100,680
38,600	II-VI, Inc.(a)	726,838
15,300	Polypore International, Inc.(a)	105,876

5,500	Regal-Beloit Corp.(b)	186,780
11,600	Woodward Governor Co.	238,612

		3,645,633

Industrial Conglomerates 0.3%
26,100	Tredegar Corp.	430,650

Machinery 3.3%
1,800	Agco Corp. (a)	38,304
20,600	Briggs & Stratton Corp.(b)	304,674
19,300	Bucyrus International, Inc.	299,150
4,800	Columbus McKinnon Corp.(a)	61,056
45,100	EnPro Industries, Inc.(a)	825,331
31,100	Gardner Denver, Inc.(a)	677,047
11,900	John Bean Technologies Corp.	115,430
33,400	Mueller Industries, Inc.	672,008
28,300	Robbins & Myers, Inc.	489,307
22,500	Titan International, Inc.	174,600
17,300	Toro Co.(b)	512,253
9,200	Trinity Industries, Inc.	105,892
12,900	Valmont Industries, Inc.(b)	523,482
16,600	Wabash National Corp.	46,812

		4,845,346

Marine 0.7%
40,500	Kirby Corp.(a)	971,190

Professional Services 1.6%
21,100	Administaff, Inc.	444,999
35,200	CDI Corp.(b)	377,344
1,500	CRA International, Inc. (a)	31,515
8,700	Heidrick & Struggles International, Inc.	132,240
23,300	On Assignment, Inc.(a)	107,879
3,500	School Specialty, Inc.(a)	57,750
22,100	Spherion Corp.(a)	31,603
42,100	Trueblue, Inc.(a)(b)	357,850
17,400	Watson Wyatt Worldwide, Inc. (Class A)	809,100

		2,350,280

Road & Rail 0.8%
6,400	Heartland Express, Inc.	86,144
6,500	Knight Transportation, Inc.(b)	86,710
7,600	Landstar System, Inc.(b)	272,612
19,100	Old Dominion Freight Line, Inc.(a)	479,028
6,800	Ryder System, Inc.	229,704

		1,154,198

Trading Companies & Distributors 0.8%
24,100	Applied Industrial Technologies, Inc.	380,539
25,100	Kaman Corp.	479,159
5,100	Watsco, Inc.(b)	168,555
7,700	WESCO International, Inc.(a)	141,834

		1,170,087

INFORMATION TECHNOLOGY 16.0%
Communications Equipment 1.9%
46,900	Arris Group, Inc.(a)	333,928
15,700	Avocent Corp.(a)	225,295
7,200	Bigband Networks, Inc.(a)	36,360
10,100	Black Box Corp.	220,483
28,700	Comtech Telecommunications Corp.(a)(b)	1,113,560
4,400	EMS Technologies, Inc.(a)	105,600
52,000	Harmonic, Inc.(a)	267,800
6,700	InterDigital, Inc.(a)(b)	216,611
36,000	PC-Tel, Inc.	232,560

		2,752,197

Computers & Peripherals 1.4%
61,600	Adaptec, Inc.(a)	171,864
10,700	Avid Technology, Inc.(a)	107,107
1,100	Hutchinson Technology, Inc.(a)	3,487
10,900	Novatel Wireless, Inc.(a)	60,386
12,100	QLogic Corp.(a)(b)	136,972
69,700	Synaptics, Inc.(a)(b)	1,642,829

		2,122,645

Electronic Equipment & Instruments 3.5%
11,500	Agilysys, Inc.	41,055
7,000	Anixter International, Inc.(a)(b)	188,860
26,100	Brightpoint, Inc.(a)	122,148
3,100	Checkpoint Systems, Inc.(a)	27,745
67,000	Cognex Corp.	875,020
34,700	CTS Corp.	178,358
88,000	Daktronics, Inc.(b)	759,440
22,200	Insight Enterprises, Inc.(a)	114,996
17,600	Itron, Inc.(a)(b)	1,149,280
8,200	LoJack Corp.(a)	31,160
60,000	Methode Electronics, Inc.	277,200
9,200	MTS Systems Corp.	240,948
11,000	Radisys Corp.(a)(b)	52,030
19,900	Rogers Corp.(a)	487,550
37,100	Synnex Corp.(a)(b)	569,485
11,100	Technitrol, Inc.	24,420

		5,139,695

Internet Software & Services 1.7%
2,300	Bankrate, Inc.(a)(b)	76,728
36,500	EarthLink, Inc.(a)(b)	274,845
64,800	j2 Global Communications, Inc.(a)	1,268,784
24,400	Knot, Inc. (The)(a)	167,872
11,100	Perficient, Inc.(a)	43,401
71,000	United Online, Inc.	434,520
25,000	Websense, Inc.(a)	280,000

		2,546,150

IT Services 1.2%
11,500	CACI International, Inc. (Class A)(a)(b)	519,225
27,000	Ciber, Inc.(a)	117,720
23,800	CSG Systems International, Inc.(a)	345,100
4,400	Cybersource Corp.(a)	52,492
21,500	MAXIMUS, Inc.(b)	798,940

		1,833,477

Semiconductors & Semiconductor Equipment 3.1%
1,500	Actel Corp.(a)	13,530
21,000	Cabot Microelectronics Corp.(a)	477,960
71,800	Cypress Semiconductor Corp.(a)(b)	323,818
24,500	DSP Group, Inc.(a)	159,495
38,500	Exar Corp.(a)	260,645
15,100	Hittite Microwave Corp.(a)	386,862
59,500	Integrated Device Technology, Inc.(a)	341,530
134,700	Micrel, Inc.	1,023,720
21,400	Pericom Semiconductor Corp.(a)	132,038
12,800	Silicon Laboratories, Inc.(a)(b)	294,784
126,100	Skyworks Solutions, Inc.(a)	544,752
22,200	Supertex, Inc.(a)	503,718
32,700	Triquint Semiconductor Corp.(a)	66,054

		4,528,906

Software 3.2%
6,600	Blackbaud, Inc.	73,458
8,300	Concur Technologies, Inc.(a)(b)	204,927
30,500	Epicor Software Corp.(a)	107,970
6,500	FactSet Research Systems, Inc.(b)	258,700
35,800	Informatica Corp.(a)	456,808
34,700	JDA Software Group, Inc.(a)	388,640
51,500	Manhattan Associates, Inc.(a)(b)	790,010
58,800	Micros Systems, Inc.(a)	846,720
20,800	Smith Micro Software, Inc.(a)	110,240
43,700	SPSS, Inc.(a)	1,122,216
26,700	Tyler Technologies, Inc.(a)	336,153

		4,695,842

MATERIALS 4.2%
Chemicals 1.0%
2,100	A. Schulman, Inc.	31,815
27,600	H.B. Fuller Co.	385,572
4,000	Innophos Holdings, Inc.	60,520
16,100	Nalco Holdings Co.	157,941
7,500	NewMarket Corp.	236,250
21,500	OM Group, Inc.(a)	416,670
27,600	PolyOne Corp.(a)	56,580
5,300	Quaker Chemical Corp.	60,473
18,100	Rockwood Holdings, Inc.(a)	135,931

		1,541,752

Construction Materials 1.1%
61,300	Eagle Materials, Inc.(b)	1,108,304
96,200	Headwaters, Inc.(a)(b)	435,786

		1,544,090

Containers & Packaging 0.9%
43,100	Rock-Tenn Co. (Class A)	1,343,427

Metals & Mining 1.2%
13,600	A.M. Castle & Co.	115,056
12,100	Brush Wellman, Inc.(a)	151,976
46,300	Century Aluminum Co.(a)	164,365
4,300	Kaiser Aluminum Corp.	106,812
8,700	Olympic Steel, Inc.	138,069
83,000	RTI International Metals, Inc.(a)	1,104,730

		1,781,008

Paper & Forest Products
12,300	Buckeye Technologies, Inc.(a)	35,916
500	Deltic Timber Corp.	19,785

		55,701

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
42,300	Fairpoint Communications, Inc.(b)	115,479
12,800	Windstream Corp.(b)	111,104

		226,583

UTILITIES 6.0%
Electric Utilities 2.0%
28,400	Cleco Corp.	648,940
13,400	DPL, Inc.	288,770
63,500	El Paso Electric Co.(a)	1,050,290
33,200	Unisource Energy Corp.	937,568

		2,925,568

Gas Utilities 3.1%
80,500	Atmos Energy Corp.(b)	1,976,275
2,000	Laclede Group, Inc. (The)	90,780
9,800	New Jersey Resources Corp.	392,882
9,900	Northwest Natural Gas Co.	425,106
5,400	ONEOK, Inc.	157,788
7,000	Piedmont Natural Gas Co.	181,370
1,400	South Jersey Industries, Inc.	52,220
52,400	Southwest Gas Corp.	1,349,824

		4,626,245

Independent Power Producers & Energy Traders
8,400	Reliant Resources(a)	42,756

Multi-Utilities 0.4%
26,600	Avista Corp.(b)	506,464
5,000	CMS Energy Corp.	58,750

		565,214

Water Utilities 0.5%
22,700	American States Water Co.	784,739

	Total long-term investments (cost $183,783,742)	145,959,325

SHORT-TERM INVESTMENTS 31.3%

Principal
Amount (000)

U.S. Government Securities 0.4%
$95	United States Treasury Bill 0.13%, 3/19/09(c)(d)	94,979
470	United States Treasury Bill 0.49%, 6/11/09(c)(d)	469,565

	Total U.S. Government Securities (cost $564,827)	564,544

Shares

Affiliated Money Market Mutual Fund 30.9%
45,577,366	Dryden Core Investment Fund-Taxable Money Market Series (cost $45,577,366; includes $44,687,576 of cash collateral received for securities on loan)(e)(f)	45,577,366

	Total short-term investments (cost $46,142,193)	46,141,910

	Total Investments 130.3% (cost $229,925,935)(g)	192,101,235

	Liabilities in excess of other assets(h) (30.3%)	(44,642,389)

	Net Assets 100.0%	$147,458,846

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $41,596,857; cash collateral of $44,687,576 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$231,909,940	$2,474,027	$(42,282,732)	$(39,808,705)

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation
	Long Position:
23	Russell 2000 Index Futures	March 2009	$1,007,985	$1,017,980	$9,995

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$191,536,691	$9,995
Level 2 - Other Significant Observable Inputs	564,544	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$192,101,235	$9,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.